Shareholder Fees	Nov. 28, 2025 USD ($)
O'Shaughnessy Market Leaders Value Fund | O'Shaughnessy Market Leaders Value Fund Class I
Prospectus [Line Items]
Shareholder Fee, Other	$ 0